As filed with the Securities and Exchange Commission on May 18, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
 (Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
 (Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
 (Name and address of agent for service)

(908) 378-2882
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 93.8%
Asset Management & Custody Banks - 7.3%
357,789	AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(3)	$15,538,618
202,069	Eurazeo SA (France)	13,307,004
215,943	Mutares AG (Germany)(3)(9)	3,179,088
		32,024,710
Casinos & Gaming - 6.1%
50,373,260	Codere SA (Spain)(1)(2)	19,077,117
249,000	Universal Entertainment Corp. (Japan)(3)	7,962,274
		27,039,391
Chemicals - 3.3%
466,880	Kraton Corp. (United States)(1)(4)	14,435,930

Construction & Engineering - 5.1%
105,555	Compagnie d'Enterprises CFE (Belgium)(3)	14,773,962
50,133	Ackermans & van Haaren NV (Belgium)	7,877,905
		22,651,867
Consumer Finance - 2.2%
5,816,208	B2Holding ASA (Norway)(3)(9)	9,551,202

Diversified Telecommunication Services - 8.5%
1,694,117	AINMT AS (Norway)(1)	22,295,685
16,951,187	Telecom Italia SpA (Italy)(1)(3)	15,244,459
		37,540,144
Food Products - 1.2%
345,988	Marine Harvest ASA (Norway)	5,274,723

General Merchandise Stores - 1.2%
261,223	Retail Holdings NV (Hong Kong) (5)(9)	5,355,072

Industrial Conglomerates - 12.7%
4,096,578	Bolloré SA (France)	15,881,461
270,611	EXOR NV (Netherlands)	13,995,627
379,979	Lifco AB - B Shares (Sweden)(3)(9)	10,092,460
782,100	CK Hutchinson Holdings Ltd. (Hong Kong)	9,620,892
259,600	thyssenkrupp AG (Germany)	6,358,591
		55,949,031
Insurance - 6.7%
497,231	NN Group NV (Netherlands)	16,170,696
716,953	Ambac Financial Group, Inc. (United States)(1)(4)	13,521,734
		29,692,430
IT Services - 1.6%
542,591	Indra Sistemas SA (Spain)(1)	6,928,689

Life Sciences Tools & Services - 6.3%
3,312,792	Enzo Biochem, Inc. (United States)(1)(5)(9)	27,728,069

Marine - 14.6%
2,895,409	Scorpio Bulkers, Inc. (Monaco)(1)(4)	26,637,763
461,705	Hapag-Lloyd AG (Germany)(1)(3)(8)	13,545,080
4,860,600	Navios Maritime Partners LP (Greece)(1)(4)	10,061,442
1,524,144	Songa Bulk AS (Norway)(1)(5)(9)	7,970,239
2,802,772	Safe Bulkers, Inc. (Greece)(1)(4)	6,166,098
		64,380,622
Media - 3.4%
767,000	Vivendi SA (France)	14,912,389

Oil, Gas & Consumable Fuels - 4.3%
665,381	Par Pacific Holdings, Inc. (United States)(1)(4)	10,972,133
1,201,950	Frontline Ltd. (Norway)(4)	8,101,143
		19,073,276
Pharmaceuticals - 3.2%
1,114,313	Fagron NV (Belgium)(1)(3)	14,270,976

Real Estate Management & Development - 0.9%
892,805	Selvaag Bolig ASA (Norway)(9)	3,816,117

Road & Rail - 1.6%
1,161,707	Nobina AB (Sweden)(8)	6,903,617

Semiconductors & Semiconductor Equipment - 3.4%
1,587,630	MagnaChip Semiconductor Corp. (South Korea)(1)	15,161,867

Specialty Retail - 0.2%
72,808	Barnes & Noble Education, Inc. (United States)(1)	698,229

TOTAL COMMON STOCKS
(Cost $324,369,186)		413,388,351

WARRANTS - 1.1%
Insurance - 1.1%
496,324	Ambac Financial Group, Inc., Expiration: April, 2023, Exercise Price $16.67 (United States)(1)(9)	4,648,074

TOTAL WARRANTS
(Cost $5,333,613)		4,648,074

Contracts(6)
CALL OPTIONS PURCHASED - 0.1%
Hedges - 0.1%
2,500	iShares 20+ Year Treasury Bond ETF, Expiration: May, 2017, Strike Price $123.00 (United States)	243,750
2,500	CurrencyShares Swiss Franc Trust, Expiration: June, 2017, Strike Price $97.00 (Unites States)	181,250
2,500	SPDR Gold Shares, Expiration: June, 2017, Strike Price $130.00 (United States)	82,500
1,700	SPDR Gold Shares, Expiration: May, 2017, Strike Price $125.00 (United States)	79,050
TOTAL CALL OPTIONS PURCHASED
(Cost $857,496)		586,550

PUT OPTIONS PURCHASED - 0.4%
Hedges - 0.4%
11,000	CurrencyShares Euro Trust, Expiration: June, 2017, Strike Price $100.00 (United States)	759,000
3,500	iShares Russell 2000 ETF, Expiration: April, 2017, Strike Price $134.00 (United States)	252,000
2,500	Utilities Select Sector SPDR Fund, Expiration: June, 2017, Strike Price $50.00 (United States)	223,750
1,000	iShares Russell 2000 ETF, Expiration: May, 2017, Strike Price $132.00 (United States)	133,000
750	SPDR S&P 500 ETF Trust, Expiration: May, 2017, Strike Price $228.00 (United States)	108,375
1,500	iShares Russell 2000 ETF, Expiration: April, 2017, Strike Price $133.00 (United States)	84,750
1,000	iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: June, 2017, Strike Price $85.00 (United States)	71,500
800	SPDR S&P 500 ETF Trust, Expiration: April, 2017, Strike Price $226.00 (United States)	25,600
1,000	iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: April, 2017, Strike Price $85.50 (United States)	9,500
TOTAL PUT OPTIONS PURCHASED
(Cost $3,770,769)		1,667,475

Shares
SHORT-TERM INVESTMENT - 2.2%
Money Market Fund - 2.2%
9,797,876	Treasury Portfolio - Institutional Class, 0.59%(7)	9,797,876
TOTAL SHORT-TERM INVESTMENT
(Cost $9,797,876)		9,797,876

SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES - 9.1%
Money Market Fund - 9.1%
39,935,531	Dreyfus Government Cash Management - Investor Class, 0.66%(7)	39,935,531
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES
(Cost $39,935,531)		39,935,531

TOTAL INVESTMENTS IN SECURITIES - 106.7%
(Cost $384,064,471)		470,023,857
Liabilities in Excess of Other Assets - (6.7)%		(29,622,788)
TOTAL NET ASSETS - 100.0%		$440,401,069

Contracts(6)		Value
SCHEDULE OF OPTIONS WRITTEN
SCHEDULE OF CALL OPTIONS WRITTEN - 0.1%
5,000	CurrencyShares Euro Trust, Expiration: June, 2017, Strike Price $108.00 (United States)	$182,500
4,500	CurrencyShares Euro Trust, Expiration: June, 2017, Strike Price $109.00 (United States)	110,250
2,000	CurrencyShares Euro Trust, Expiration: June, 2017, Strike Price $107.00 (United States)	107,000
2,500	Utilities Select Sector SPDR Fund, Expiration: June, 2017, Strike Price $54.00 (United States)	82,500
2,500	SPDR Gold Shares, Expiration: June, 2017, Strike Price $140.00 (United States)	18,750
1,700	SPDR Gold Shares, Expiration: May, 2017, Strike Price $135.00 (United States)	9,350
2,500	SPDR Gold Shares, Expiration: April, 2017, Strike Price $135.00 (United States)	2,500
TOTAL CALL OPTIONS WRITTEN
(Premiums Received $985,773)		512,850

SCHEDULE OF PUT OPTIONS WRITTEN - 0.0%
5,000	CurrencyShares Euro Trust, Expiration: June, 2017, Strike Price $94.00 (United States)	55,000
6,000	iShares Russell 2000 ETF, Expiration: April, 2017, Strike Price $120.00 (United States)	42,000
1,000	iShares Russell 2000 ETF, Expiration: May, 2017, Strike Price $118.00 (United States)	21,000
1,550	SPDR S&P 500 ETF Trust, Expiration: April, 2017, Strike Price $216.00 (United States)	19,375
1,000	iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: June, 2017, Strike Price $79.00 (United States)	11,000
1,000	iShares 20+ Year Treasury Bond ETF, Expiration: May, 2017, Strike Price $108.00 (United States)	5,000
1,000	iShares 20+ Year Treasury Bond ETF, Expiration: April, 2017, Strike Price $112.00 (United States)	500
TOTAL PUT OPTIONS WRITTEN
(Premiums Received $1,007,914)		153,875

TOTAL OPTIONS WRITTEN (Premiums Received $1,993,687)		$666,725

Percentages are stated as a percent of net assets.
(1)	Non-income producing security.
(2)
This security was fair valued in good faith by the Adviser's Valuation Committee and this security is restricted to resale. The aggregate value of this security at March 31, 2017 was $19,077,117, which represents 4.3% of net assets.

(3)	All or a portion of this security is on loan.
(4)
All or a portion of this security was segregated as collateral for forward foreign currency contracts and written options. Forward foreign currency contracts and written options are collateralized with fully paid securities and cash with a value of $68,460,177.

(5)	Affiliated company as defined by the Investment Company Act of 1940.
(6)	100 shares per contract
(7)	Seven-day yield as of March 31, 2017.
(8)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of these securities total $20,448,697, which represents 4.6% of total net assets.

(9)	The Advisor has deemed a portion of these securities as potentially illiquid, of which have a value of $40,080,643, which represents 9.1% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Country	Long Exposure
United States	16.7%
Norway	12.9%
France	10.0%
Germany	8.8%
Belgium	8.4%
Netherlands	6.8%
Monaco	6.1%
Spain	5.9%
Sweden	3.9%
Greece	3.7%
Italy	3.5%
South Korea	3.4%
Hong Kong	3.4%
Japan	1.8%
Total	95.3%
Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows:

Cost of investments, including written options	$382,070,784
Gross unrealized appreciation	110,498,215
Gross unrealized depreciation	(23,211,867)
Net unrealized appreciation	$87,286,348

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FORWARD FOREIGN CURRENCY CONTRACTS at March 31, 2017 (Unaduited)
As of March 31, 2017, the Fund had the following forward currency contracts outstanding:

Settlement Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Net Unrealized Appreciation (Depreciation)
6/13/2017	Bank of New York Mellon	USD	194,618,900	EUR	183,000,000	$ (1,304,816)
6/13/2017	Bank of New York Mellon	USD	8,540,548	JPY	969,900,000	(196,972)
6/13/2017	Bank of New York Mellon	USD	49,704,365	NOK	422,000,000	517,279
6/13/2017	Bank of New York Mellon	USD	17,146,670	SEK	154,000,000	(102,435)
6/13/2017	Bank of New York Mellon	JPY	70,000,000	USD	632,218	(1,610)
						$ (1,088,554)

EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krona
SEK	Swedish Krona
USD	U.S. Dollars

Evermore Global Value Fund
Summary of Fair Value Exposure at March 31, 2017 (Unaudited)

The Evermore Global Value Fund (the "Fund") utilizes various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. These types of assets generally included in this category are equities listed in active markets and foreign equities listed in active markets that have not been fair valued using FVIS.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. The types of assets generally included in this category are bonds, financial instruments classified as derivatives and foreign equities fair valued using FVIS

• Level 3— Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2017 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Asset Management & Custody Banks	$32,024,710	$–	$–	$32,024,710
Casinos & Gaming	7,962,274	–	19,077,117	27,039,391
Chemicals	14,435,930	–	–	14,435,930
Construction & Engineering	22,651,867	–	–	22,651,867
Consumer Finance	9,551,202	–	–	9,551,202
Diversified Telecommunication Services	37,540,144	–	–	37,540,144
Food Products	5,274,723	–	–	5,274,723
General Merchandise Stores	5,355,072	–	–	5,355,072
Industrial Conglomerates	55,949,031	–	–	55,949,031
Insurance	29,692,430	–	–	29,692,430
IT Services	6,928,689	–	–	6,928,689
Life Science Tools & Services	27,728,069	–	–	27,728,069
Marine	64,380,622	–	–	64,380,622
Media	14,912,389	–	–	14,912,389
Oil, Gas & Consumable Fuels	19,073,276	–	–	19,073,276
Pharmaceuticals	14,270,976	–	–	14,270,976
Real Estate Management & Development	3,816,117	–	–	3,816,117
Road & Rail	6,903,617	–	–	6,903,617
Semiconductors & Semiconductor Equipment	15,161,867	–	–	15,161,867
Specialty Retail	698,229	–	–	698,229
Total Common Stocks	394,311,234	–	19,077,117	413,388,351
Warrants	–	4,648,074	–	4,648,074
Call Options Purchased	–	586,550	–	586,550
Put Options Purchased	–	1,667,475	–	1,667,475
Short-Term Investments	9,797,876	–	–	9,797,876
Investments Purchased With Proceeds From Securities Lending Collateral	39,935,531	–	–	39,935,531
Total Investments in Securities	444,044,641	6,902,099	19,077,117	470,023,857
Unrealized appreciation on Forward Foreign Currency Contracts#	–	652,065	–	652,065
Total Assets	$444,044,641	$7,554,164	$19,077,117	$470,675,922
Liabilities
Call Options Written	$–	$512,850	$–	$512,850
Put Options Written	–	153,875	–	153,875
Total Options Written	–	666,725	–	666,725
Unrealized depreciation on Forward Foreign Currency Contracts#	–	1,740,619	–	1,740,619
Total Liabilities	$–	$2,407,344	$–	$2,407,344

# These derivative instruments are valued at the unrealized appreciation (depreciation) on the investments.

Transfers between levels are determined as of the end of the reporting period. It is the Fund's policy to recognize transfers at the value as of the beginning of the period. Below are the transfers between Levels 1, 2 and 3 during the reporting period from January 1, 2017 to March 31, 2017.

Description	Investments in Securities
Transfers into Level 1	$22,295,685
Transfers out of Level 1	(4,648,074)
Net transfers in and/or out of Level 1	$17,647,611

Transfers into Level 2	$4,648,074
Transfers out of Level 2	(22,295,685)
Net transfers in and/or out of Level 2	$(17,647,611)

Transfers between Level 1 and Level 2 were made due to an increase or decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Common Stocks
Balance as of January 1, 2017	14,724,773
Purchases	5,737,086
Sales proceeds and paydowns	-
Accreted discounts, net	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(1,384,742)
Transfers into/(out of) Level 3	-
Balance as of March 31, 2017	$19,077,117
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at March 31, 2017.	$(1,384,742)

The following provides information regarding the valuation techniques, inputs used, and other information related to the fair value of Level 3 investments as of March 31, 2017.

Type of Security	Fair Value at 3/31/2017	Valuation Techniques	Unobservable Input	Range	Impact to Valuation from an Increase in Input
Common Stocks	$19,077,117	Average Cost	Historical costs	0.30 € - 0.31 €	Increase

Based on the above valuation techniques, if the cost were to increase it would cause the fair value of the position to increase.  Based on the above valuation techniques, if the cost were to decrease it would cause the fair value of the position to decrease.

Option Writing.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The number of option contracts written and premiums received during the three months ended March 31, 2017 were as follows:

	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	48,260	$3,153,925
Options purchased/written	46,250	2,183,162
Options closed	(3,558)	(473,629)
Options exercised	(2,442)	(72,211)
Options expired	(51,260)	(2,797,560)
Options outstanding, end of period	37,250	$1,993,687

Financial Derivative Instruments. The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may employ hedging strategies. Hedging is a technique designed to reduce potential loss to a fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements. When pursuing these hedging strategies, the Fund will primarily engage in forward foreign currency exchange contracts. However, the Fund may also engage in the following currency transactions: currency futures contracts, currency swaps, options on currencies, or options on currency futures. In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and over-the-counter ("OTC") put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts.

During the period, the Fund hedged most of its currency exposure through the use of foreign currency forward contracts. In 2017, these foreign currency forward contracts have negatively contributed to Fund performance. The Fund also invests a small portion of its assets in options to hedge portfolio tail risk. The Adviser views these as "disability insurance" for times when global markets experience significant volatility. These options detracted from Fund performance during the year.

The following table shows the fair value of derivative instruments as of March 31, 2017 and their location on the Fund's Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Forward foreign currency contracts	Unrealized gain on forward foreign currency contracts	$652,065	Unrealized loss on forward foreign currency contracts	$1,740,619
Call options purchased	Investments in s ecurities, at value	586,550	-	-
Put options purchased	Investments in s ecurities, at value	1,667,475	-	-
Call options written	-	-	Written options, at value	512,850
Put options written	-	-	Written options, at value	153,875.00
Total		$2,906,090		$2,407,344

The average quarterly value outstanding of purchased and written options during the period ended March 31, 2017 were as follows:

Purchased Options	$3,064,850
Written Options	$1,403,117

Securities Lending. The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations. This activity is subject to an agreement where The Bank of New York Mellon acts as the Fund's agent. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Pursuant to this agreement, income earned from the securities lending program is paid to the Fund, net of any fees paid to The Bank of New York Mellon and is recognized as "securities lending income, net" on the Statement of Operations.

Lending of the Fund's securities exposes the Fund to the following risks: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Fund may experience losses related to the reinvestment of collateral. To minimize these risks, loans must be continuously secured by collateral consisting of cash or securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, or an irrevocable standby letter of credit or any combination thereof. The collateral and the securities loaned shall be marked to market daily. Upon the origination of any loan, collateral shall be equal to 102% of the market value (plus accrued interest) of the securities loaned, if the securities loaned are issued by U.S. issuers. The collateral must be received concurrently with delivery of the loaned securities and the collateral must be kept in an account appropriately segregated by the custodian from any assets not belonging to the Fund. The value of the collateral requirement is determined based upon the closing price of a borrowed security, with the collateral balance adjusted the following business day. Although there is no specified time limit regarding how long a security may be out on loan, the Fund or the borrower may request that a security on loan be returned at any time. If the Fund requests that a specific security by retuned, and the borrower fails to return such security, the Fund will be able to retain the borrower's collateral. Assets in collateral account will be invested by The Bank of New York Mellon, as directed by the Adviser in short term U.S. government money market instruments that constitute "Eligible Securities" (as defined in Rule 2a-7 under the Investment Company Act). All of the assets that are held by the collateral account will be valued on an amortized cost basis to the extent permitted by applicable Commission or staff releases, rules, letters or order. As of March 31, 2017, the Fund received cash collateral for the common stock out on loan of $39,935,531, which is available to offset the market value of the Fund's securities out on loan of $37,568,241. The investment of this cash collateral in the Dreyfus Government Cash Management Investors Class Fund is presented in the Fund's Schedule of Investment as "Securities Held as Collateral on Loaned Securities." The collateral amount received does not include excess collateral received, if any, which is included in the "Payable upon return of securities on loan" on the Statement of Assets and Liabilities. The securities lending program restricts investments to several prescribed money market funds along with a collateralized separate account investment option.

Investments in Affiliates. The Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2017. As a result, these companies are deemed to be affiliated companies. The below table represents share activity:

Issuer	Share Balance Dec. 31, 2016	Purchases	Sales	Share Balance March 31, 2017
Enzo Biochem, Inc. (United States)	3,312,792	-	-	3,312,792
Songa Bulk AS (Norway)*	-	1,524,144	-	1,524,144
Retail Holdings NV (Curacao)	270,723	-	9,500	261,223

The below table represents dollar amounts reported on the Statement of Operations:

Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value March 31, 2017
Enzo Biochem, Inc. (United States)	$-	$4,737,293	$-	$27,728,069
Songa Bulk AS (Norway)*	-	238,275	-	7,970,239
Retail Holdings NV (Curacao)	46,553	817,998	-	5,355,072
	$46,553	$5,793,566	$-	$41,053,380

*Issuer was no longer an affiliate as of March 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore Funds Trust

By (Signature and Title)* /s/ Eric LeGoff
                                             Eric LeGoff, Chief Executive Officer

Date May 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric LeGoff
                                             Eric LeGoff, Chief Executive Officer

Date May 16, 2017

By (Signature and Title)* /s/ Bart Tesoriero
                                              Bartholomew Tesoriero, Chief Financial Officer

Date May 16, 2017

* Print the name and title of each signing officer under his or her signature.